Income Taxes (Details3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current	$ (316)	$ (376)	$ (737)
Deferred	2,250	2,638	1,743
Total Argentina	1,934	2,262	1,006
Current	(826)	(753)	(580)
Deferred	(1,143)	(1,161)	(490)
Total Paraguay	(1,969)	(1,914)	(1,070)
Total income tax benefit/(expense)	$ (35)	$ 348	$ (64)